Other Income (Expenses), Net	6 Months Ended
Mar. 31, 2023
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

NOTE 16 – OTHER INCOME (EXPENSES), NET

Other income (expenses), net for the six months ended March 31, 2023 and March 31, 2022 consisted of the following:

	For the six months
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Government subsidies*	$479,152	$559,028
Other miscellaneous non-business income (loss)	20,830	56,559
Total other income (expenses), net	$499,982	$615,587

*	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For six months ended March 31,2023 and 2022, the Company recorded government subsidies of $479,152 and $559,028 respectively.